UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2022

Date of reporting period:	2/28/2022

Item 1 – Reports to Stockholders

PGIM JENNISON VALUE FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Value Fund informative and useful. The report covers performance for the six-month period ended February 28, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Value Fund

April 15, 2022

PGIM Jennison Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22 (without sales charges)	Average Annual Total Returns as of 2/28/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	1.25	10.21	8.28	8.97

Class C	0.70	14.31	8.38	8.64

Class R	1.12	16.29	9.12	9.28

Class Z	1.43	16.90	9.83	9.91

Class R6	1.49	17.10	9.96	10.05

Russell 1000 Value Index

	0.42	14.99	9.45	11.71

S&P 500 Index

	-2.62	16.38	15.17	14.58

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 2/28/22

Ten Largest Holdings	Line of Business	% of Net Assets

ConocoPhillips	Oil, Gas & Consumable Fuels	3.1%

JPMorgan Chase & Co.	Banks	2.9%

Bristol-Myers Squibb Co.	Pharmaceuticals	2.7%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.7%

Bank of America Corp.	Banks	2.7%

Chevron Corp.	Oil, Gas & Consumable Fuels	2.7%

Chubb Ltd.	Insurance	2.4%

Goldman Sachs Group, Inc. (The)	Capital Markets	2.4%

Truist Financial Corp.	Banks	2.3%

Abbott Laboratories	Health Care Equipment & Supplies	2.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Value Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Value Fund		Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,012.50	1.07%	$ 5.34

	Hypothetical	$1,000.00	$1,019.49	1.07%	$ 5.36

Class C	Actual	$1,000.00	$1,007.00	2.18%	$10.85

	Hypothetical	$1,000.00	$1,013.98	2.18%	$10.89

Class R	Actual	$1,000.00	$1,011.20	1.41%	$ 7.03

	Hypothetical	$1,000.00	$1,017.80	1.41%	$ 7.05

Class Z	Actual	$1,000.00	$1,014.30	0.84%	$ 4.20

	Hypothetical	$1,000.00	$1,020.63	0.84%	$ 4.21

Class R6	Actual	$1,000.00	$1,014.90	0.67%	$ 3.35

	Hypothetical	$1,000.00	$1,021.47	0.67%	$ 3.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 28, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 96.5%

COMMON STOCKS

Aerospace & Defense 3.1%
Airbus SE (France)*	46,642	$5,957,515
Raytheon Technologies Corp.	96,052	9,864,540

		15,822,055

Air Freight & Logistics 0.7%
FedEx Corp.	14,948	3,322,492

Airlines 1.1%
Delta Air Lines, Inc.*	139,845	5,582,612

Automobiles 1.6%
General Motors Co.*	179,904	8,405,115

Banks 11.7%
Bank of America Corp.	306,867	13,563,521
Citigroup, Inc.	142,721	8,453,365
JPMorgan Chase & Co.	102,683	14,560,450
PNC Financial Services Group, Inc. (The)	56,533	11,264,200
Truist Financial Corp.	188,701	11,740,976

		59,582,512

Beverages 1.5%
PepsiCo, Inc.	45,543	7,457,211

Biotechnology 1.9%
AbbVie, Inc.	65,939	9,743,806

Building Products 1.8%
Johnson Controls International PLC	140,580	9,132,077

Capital Markets 3.9%
Blackstone, Inc.	59,878	7,632,648
Goldman Sachs Group, Inc. (The)	35,582	12,143,781

		19,776,429

Chemicals 3.2%
DuPont de Nemours, Inc.	75,515	5,842,595
Linde PLC (United Kingdom)	35,141	10,304,747

		16,147,342

See Notes to Financial Statements.
PGIM Jennison Value Fund	9

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 1.3%
Cisco Systems, Inc.	120,496	$6,720,062

Consumer Finance 2.7%
Capital One Financial Corp.	50,936	7,806,961
SLM Corp.	313,419	6,174,354

		13,981,315

Containers & Packaging 1.9%
Crown Holdings, Inc.	79,114	9,704,914

Entertainment 0.8%
Walt Disney Co. (The)*	26,349	3,911,773

Equity Real Estate Investment Trusts (REITs) 1.6%
Alexandria Real Estate Equities, Inc.	43,730	8,282,462

Food & Staples Retailing 1.8%
Walmart, Inc.	67,962	9,185,744

Food Products 1.6%
Mondelez International, Inc. (Class A Stock)	121,499	7,955,755

Health Care Equipment & Supplies 2.3%
Abbott Laboratories	95,047	11,464,569

Health Care Providers & Services 3.0%
Centene Corp.*(a)	66,054	5,457,382
Cigna Corp.	16,022	3,809,711
Laboratory Corp. of America Holdings*	22,011	5,970,704

		15,237,797

Hotels, Restaurants & Leisure 2.3%
McDonald’s Corp.	24,766	6,061,974
Royal Caribbean Cruises Ltd.*(a)	69,984	5,649,108

		11,711,082

Household Durables 0.6%
D.R. Horton, Inc.	38,413	3,280,470

Household Products 1.4%
Procter & Gamble Co. (The)(a)	46,110	7,188,088

See Notes to Financial Statements.
10

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 6.2%
Chubb Ltd.	60,902	$12,402,083
Marsh & McLennan Cos., Inc.	34,043	5,290,623
MetLife, Inc.	123,121	8,316,824
RenaissanceRe Holdings Ltd. (Bermuda)	37,750	5,691,945

		31,701,475

Interactive Media & Services 2.7%
Alphabet, Inc. (Class A Stock)*	5,074	13,705,584

Machinery 3.3%
Deere & Co.	16,566	5,964,091
Fortive Corp.	68,961	4,465,225
Otis Worldwide Corp.	82,465	6,459,484

		16,888,800

Multi-Utilities 3.3%
Ameren Corp.	71,173	6,117,319
Dominion Energy, Inc.	135,630	10,786,654

		16,903,973

Oil, Gas & Consumable Fuels 9.1%
Chevron Corp.	94,078	13,547,232
ConocoPhillips	164,806	15,633,497
Hess Corp.	77,075	7,789,200
Williams Cos., Inc. (The)	292,526	9,150,213

		46,120,142

Pharmaceuticals 6.4%
AstraZeneca PLC (United Kingdom), ADR	137,655	8,380,436
Bristol-Myers Squibb Co.	200,535	13,770,739
Eli Lilly & Co.	41,977	10,492,151

		32,643,326

Road & Rail 1.7%
Union Pacific Corp.	34,259	8,426,001

Semiconductors & Semiconductor Equipment 5.5%
Broadcom, Inc.	15,696	9,220,458
Lam Research Corp.	8,699	4,883,184

See Notes to Financial Statements.
PGIM Jennison Value Fund	11

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
NXP Semiconductors NV (China)	30,548	$5,807,786
QUALCOMM, Inc.	47,902	8,238,665

		28,150,093

Software 1.9%
Microsoft Corp.	32,087	9,587,275

Specialty Retail 2.0%
Lowe’s Cos., Inc.	32,269	7,133,385
Ross Stores, Inc.	36,072	3,296,620

		10,430,005

Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	52,801	8,718,501

Trading Companies & Distributors 0.9%
United Rentals, Inc.*	14,299	4,598,844

TOTAL LONG-TERM INVESTMENTS (cost $293,367,228)		491,469,701

SHORT-TERM INVESTMENTS 6.3%

AFFILIATED MUTUAL FUND 2.8%
PGIM Institutional Money Market Fund (cost $14,046,843; includes $14,046,147 of cash collateral for securities on loan)(b)(wa)	14,056,790	14,045,544

UNAFFILIATED FUND 3.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $17,859,896)	17,859,896	17,859,896

TOTAL SHORT-TERM INVESTMENTS (cost $31,906,739)		31,905,440

TOTAL INVESTMENTS 102.8% (cost $325,273,967)		523,375,141
Liabilities in excess of other assets (2.8)%		(14,388,641)

NET ASSETS 100.0%		$508,986,500

See Notes to Financial Statements.
12

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,440,245; cash collateral of $14,046,147 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$9,864,540	$5,957,515	$—
Air Freight & Logistics	3,322,492	—	—
Airlines	5,582,612	—	—
Automobiles	8,405,115	—	—
Banks	59,582,512	—	—
Beverages	7,457,211	—	—
Biotechnology	9,743,806	—	—
Building Products	9,132,077	—	—
Capital Markets	19,776,429	—	—
Chemicals	16,147,342	—	—
Communications Equipment	6,720,062	—	—
Consumer Finance	13,981,315	—	—
Containers & Packaging	9,704,914	—	—
Entertainment	3,911,773	—	—
Equity Real Estate Investment Trusts (REITs)	8,282,462	—	—
Food & Staples Retailing	9,185,744	—	—
Food Products	7,955,755	—	—

See Notes to Financial Statements.
PGIM Jennison Value Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$11,464,569	$—	$—
Health Care Providers & Services	15,237,797	—	—
Hotels, Restaurants & Leisure	11,711,082	—	—
Household Durables	3,280,470	—	—
Household Products	7,188,088	—	—
Insurance	31,701,475	—	—
Interactive Media & Services	13,705,584	—	—
Machinery	16,888,800	—	—
Multi-Utilities	16,903,973	—	—
Oil, Gas & Consumable Fuels	46,120,142	—	—
Pharmaceuticals	32,643,326	—	—
Road & Rail	8,426,001	—	—
Semiconductors & Semiconductor Equipment	28,150,093	—	—
Software	9,587,275	—	—
Specialty Retail	10,430,005	—	—
Technology Hardware, Storage & Peripherals	8,718,501	—	—
Trading Companies & Distributors	4,598,844	—	—
Short-Term Investments
Affiliated Mutual Fund	14,045,544	—	—
Unaffiliated Fund	17,859,896	—	—

Total	$517,417,626	$5,957,515	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows:

Banks	11.7%
Oil, Gas & Consumable Fuels	9.1
Pharmaceuticals	6.4
Insurance	6.2
Semiconductors & Semiconductor Equipment	5.5
Capital Markets	3.9
Unaffiliated Fund	3.5
Multi-Utilities	3.3
Machinery	3.3
Chemicals	3.2
Aerospace & Defense	3.1
Health Care Providers & Services	3.0
Affiliated Mutual Fund (2.8% represents investments purchased with collateral from securities on loan)	2.8
Consumer Finance	2.7

Interactive Media & Services	2.7%
Hotels, Restaurants & Leisure	2.3
Health Care Equipment & Supplies	2.3
Specialty Retail	2.0
Biotechnology	1.9
Containers & Packaging	1.9
Software	1.9
Food & Staples Retailing	1.8
Building Products	1.8
Technology Hardware, Storage & Peripherals	1.7
Road & Rail	1.7
Automobiles	1.6
Equity Real Estate Investment Trusts (REITs)	1.6
Food Products	1.6
Beverages	1.5
Household Products	1.4

See Notes to Financial Statements.
14

Industry Classification (continued):

Communications Equipment	1.3%
Airlines	1.1
Trading Companies & Distributors	0.9
Entertainment	0.8
Air Freight & Logistics	0.7
Household Durables	0.6

102.8
Liabilities in excess of other assets	(2.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$13,440,245	$(13,440,245)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.
PGIM Jennison Value Fund	15

Statement of Assets and Liabilities (unaudited)

as of February 28, 2022

Assets
Investments at value, including securities on loan of $13,440,245:
Unaffiliated investments (cost $311,227,124)	$509,329,597
Affiliated investments (cost $14,046,843)	14,045,544
Receivable for Fund shares sold	769,370
Dividends receivable	736,017
Tax reclaim receivable	61,989
Prepaid expenses and other assets	2,160

Total Assets	524,944,677

Liabilities
Payable to broker for collateral for securities on loan	14,046,147
Payable for investments purchased	967,705
Payable for Fund shares purchased	453,602
Management fee payable	234,314
Distribution fee payable	106,999
Accrued expenses and other liabilities	98,393
Affiliated transfer agent fee payable	49,617
Trustees’ fees payable	1,400

Total Liabilities	15,958,177

Net Assets	$508,986,500

Net assets were comprised of:
Shares of beneficial interest, at par	$235,919
Paid-in capital in excess of par	294,321,829
Total distributable earnings (loss)	214,428,752

Net assets, February 28, 2022	$508,986,500

See Notes to Financial Statements.
16

Class A
Net asset value and redemption price per share, ($434,835,396 ÷ 20,146,716 shares of beneficial interest issued and outstanding)	$21.58
Maximum sales charge (5.50% of offering price)	1.26

Maximum offering price to public	$22.84

Class C
Net asset value, offering price and redemption price per share, ($4,358,254 ÷ 213,492 shares of beneficial interest issued and outstanding)	$20.41

Class R
Net asset value, offering price and redemption price per share, ($7,632,382 ÷ 355,169 shares of beneficial interest issued and outstanding)	$21.49

Class Z
Net asset value, offering price and redemption price per share, ($23,592,422 ÷ 1,090,911 shares of beneficial interest issued and outstanding)	$21.63

Class R6
Net asset value, offering price and redemption price per share, ($38,568,046 ÷ 1,785,632 shares of beneficial interest issued and outstanding)	$21.60

See Notes to Financial Statements.
PGIM Jennison Value Fund	17

Statement of Operations (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,556 foreign withholding tax)	$4,494,816
Affiliated dividend income	5,628
Income from securities lending, net (including affiliated income of $1,080)	1,258

Total income	4,501,702

Expenses
Management fee	1,507,122
Distribution fee(a)	703,146
Transfer agent’s fees and expenses (including affiliated expense of $143,652)(a)	315,906
Custodian and accounting fees	33,262
Registration fees(a)	32,533
Shareholders’ reports	20,935
Audit fee	11,802
Legal fees and expenses	10,719
Trustees’ fees	7,156
Miscellaneous	11,842

Total expenses	2,654,423
Less: Distribution fee waiver(a)	(9,808)

Net expenses	2,644,615

Net investment income (loss)	1,857,087

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(107))	23,141,846
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(1,371))	(18,599,011)

Net gain (loss) on investment transactions	4,542,835

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,399,922

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	654,185	19,537	29,424	—	—
Transfer agent’s fees and expenses	289,849	4,768	5,345	15,838	106
Registration fees	8,760	5,911	5,375	7,417	5,070
Distribution fee waiver	—	—	(9,808)	—	—

See Notes to Financial Statements.
18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2022	Year Ended August 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,857,087	$3,786,579
Net realized gain (loss) on investment transactions	23,141,846	24,971,254
Net change in unrealized appreciation (depreciation) on investments	(18,599,011)	105,081,687

Net increase (decrease) in net assets resulting from operations	6,399,922	133,839,520

Dividends and Distributions
Distributions from distributable earnings
Class A	(29,321,499)	(14,676,285)
Class C	(235,923)	(79,510)
Class R	(510,928)	(244,950)
Class Z	(1,537,311)	(1,263,023)
Class R6	(2,415,392)	(34,890)

	(34,021,053)	(16,298,658)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	28,349,190	31,494,606
Net asset value of shares issued in reinvestment of dividends and distributions	33,478,991	16,011,718
Cost of shares purchased	(28,697,105)	(48,723,730)

Net increase (decrease) in net assets from Fund share transactions	33,131,076	(1,217,406)

Total increase (decrease)	5,509,945	116,323,456

Net Assets:
Beginning of period	503,476,555	387,153,099

End of period	$508,986,500	$503,476,555

See Notes to Financial Statements.
PGIM Jennison Value Fund	19

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2022		Year Ended August 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$22.83		$17.50	$18.92	$20.93	$19.89	$17.96

Income (loss) from investment operations:

Net investment income (loss)	0.08		0.17	0.25	0.24	0.20	0.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.21		5.91	0.04 (b)	(0.56)	2.24	2.54

Total from investment operations	0.29		6.08	0.29	(0.32)	2.44	2.73

Less Dividends and Distributions:

Dividends from net investment income	(0.16)		(0.24)	(0.26)	(0.23)	(0.20)	(0.22)

Distributions from net realized gains	(1.38)		(0.51)	(1.45)	(1.46)	(1.20)	(0.58)

Total dividends and distributions	(1.54)		(0.75)	(1.71)	(1.69)	(1.40)	(0.80)

Net asset value, end of period	$21.58		$22.83	$17.50	$18.92	$20.93	$19.89

Total Return(c):	1.25%		35.78%	0.96%	(0.73)%	12.56%	15.46%

Ratios/Supplemental Data:

Net assets, end of period (000)	$434,835		$441,273	$351,437	$387,717	$426,573	$420,155

Average net assets (000)	$439,738		$396,964	$360,910	$394,572	$429,922	$427,252

Ratios to average net assets(d)(e):

Expenses after waivers and/or expense reimbursement	1.07	%(f)	1.09%	1.12%	1.11%	1.06%	1.10%

Expenses before waivers and/or expense reimbursement	1.07	%(f)	1.09%	1.12%	1.11%	1.06%	1.10%

Net investment income (loss)	0.71	%(f)	0.85%	1.40%	1.28%	0.99%	1.01%

Portfolio turnover rate(g)	14%		19%	31%	26%	21%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
20

Class C Shares
	Six Months Ended February 28, 2022		Year Ended August 31,
			2021		2020	2019	2018	2017

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$21.63		$16.65		$18.12	$20.13	$19.20	$17.37

Income (loss) from investment operations:

Net investment income (loss)	(0.04	)(b)	(0.09	)(b)	0.03	0.06	0.03	0.06

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.20		5.62		0.04 (c)	(0.54)	2.16	2.45

Total from investment operations	0.16		5.53		0.07	(0.48)	2.19	2.51

Less Dividends and Distributions:

Dividends from net investment income	-		(0.04)		(0.09)	(0.07)	(0.06)	(0.10)

Distributions from net realized gains	(1.38)		(0.51)		(1.45)	(1.46)	(1.20)	(0.58)

Total dividends and distributions	(1.38)		(0.55)		(1.54)	(1.53)	(1.26)	(0.68)

Net asset value, end of period	$20.41		$21.63		$16.65	$18.12	$20.13	$19.20

Total Return(d):	0.70%		33.98%		(0.24)%	(1.68)%	11.65%	14.68%

Ratios/Supplemental Data:

Net assets, end of period (000)	$4,358		$3,427		$2,561	$4,320	$15,073	$16,298

Average net assets (000)	$3,940		$2,880		$3,456	$10,131	$15,977	$17,274

Ratios to average net assets(e)(f):

Expenses after waivers and/or expense reimbursement	2.18	%(g)	2.36%		2.36%	2.00%	1.87%	1.80%

Expenses before waivers and/or expense reimbursement	2.18	%(g)	2.36%		2.36%	2.00%	1.87%	1.80%

Net investment income (loss)	(0.40	)%(g)	(0.45)%		0.17%	0.31%	0.17%	0.31%

Portfolio turnover rate(h)	14%		19%		31%	26%	21%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
PGIM Jennison Value Fund	21

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28, 2022		Year Ended August 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$22.70		$17.41	$18.83	$20.83	$19.83	$17.91

Income (loss) from investment operations:

Net investment income (loss)	0.04		0.10	0.18	0.16	0.12	0.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		5.88	0.04 (b)	(0.56)	2.23	2.53

Total from investment operations	0.26		5.98	0.22	(0.40)	2.35	2.68

Less Dividends and Distributions:

Dividends from net investment income	(0.09)		(0.18)	(0.19)	(0.14)	(0.15)	(0.18)

Distributions from net realized gains	(1.38)		(0.51)	(1.45)	(1.46)	(1.20)	(0.58)

Total dividends and distributions	(1.47)		(0.69)	(1.64)	(1.60)	(1.35)	(0.76)

Net asset value, end of period	$21.49		$22.70	$17.41	$18.83	$20.83	$19.83

Total Return(c):	1.12%		35.25%	0.58%	(1.10)%	12.11%	15.24%

Ratios/Supplemental Data:

Net assets, end of period (000)	$7,632		$7,809	$6,239	$6,772	$7,900	$8,449

Average net assets (000)	$7,911		$7,065	$6,328	$7,091	$8,257	$8,872

Ratios to average net assets(d)(e):

Expenses after waivers and/or expense reimbursement	1.41	%(f)	1.42%	1.52%	1.51%	1.46%	1.30%

Expenses before waivers and/or expense reimbursement	1.66	%(f)	1.67%	1.77%	1.76%	1.71%	1.55%

Net investment income (loss)	0.38	%(f)	0.51%	1.01%	0.87%	0.58%	0.81%

Portfolio turnover rate(g)	14%		19%	31%	26%	21%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
22

Class Z Shares
	Six Months Ended February 28, 2022		Year Ended August 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$22.89		$17.55	$18.97	$20.99	$19.95	$18.00

Income (loss) from investment operations:

Net investment income (loss)	0.11		0.22	0.30	0.30	0.26	0.25

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		5.92	0.05 (b)	(0.58)	2.24	2.55

Total from investment operations	0.33		6.14	0.35	(0.28)	2.50	2.80

Less Dividends and Distributions:

Dividends from net investment income	(0.21)		(0.29)	(0.32)	(0.28)	(0.26)	(0.27)

Distributions from net realized gains	(1.38)		(0.51)	(1.45)	(1.46)	(1.20)	(0.58)

Total dividends and distributions	(1.59)		(0.80)	(1.77)	(1.74)	(1.46)	(0.85)

Net asset value, end of period	$21.63		$22.89	$17.55	$18.97	$20.99	$19.95

Total Return(c):	1.43%		36.09%	1.26%	(0.46)%	12.85%	15.85%

Ratios/Supplemental Data:

Net assets, end of period (000)	$23,592		$22,585	$26,134	$32,505	$41,937	$41,038

Average net assets (000)	$22,694		$31,897	$27,407	$33,784	$41,471	$44,372

Ratios to average net assets(d)(e):

Expenses after waivers and/or expense reimbursement	0.84	%(f)	0.82%	0.83%	0.81%	0.77%	0.80%

Expenses before waivers and/or expense reimbursement	0.84	%(f)	0.82%	0.83%	0.81%	0.77%	0.80%

Net investment income (loss)	0.95	%(f)	1.12%	1.66%	1.56%	1.28%	1.31%

Portfolio turnover rate(g)	14%		19%	31%	26%	21%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
PGIM Jennison Value Fund	23

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2022		Year Ended August 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$22.88		$17.54	$18.96	$20.97	$19.94	$17.99

Income (loss) from investment operations:

Net investment income (loss)	0.13		0.22	0.32	0.32	0.29	0.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22		5.95	0.05 (b)	(0.57)	2.22	2.55

Total from investment operations	0.35		6.17	0.37	(0.25)	2.51	2.82

Less Dividends and Distributions:

Dividends from net investment income	(0.25)		(0.32)	(0.34)	(0.30)	(0.28)	(0.29)

Distributions from net realized gains	(1.38)		(0.51)	(1.45)	(1.46)	(1.20)	(0.58)

Total dividends and distributions	(1.63)		(0.83)	(1.79)	(1.76)	(1.48)	(0.87)

Net asset value, end of period	$21.60		$22.88	$17.54	$18.96	$20.97	$19.94

Total Return(c):	1.49%		36.28%	1.37%	(0.31)%	12.92%	16.02%

Ratios/Supplemental Data:

Net assets, end of period (000)	$38,568		$28,383	$782	$545	$18,838	$10,344

Average net assets (000)	$33,562		$5,438	$634	$18,529	$16,087	$10,297

Ratios to average net assets(d)(e):

Expenses after waivers and/or expense reimbursement	0.67	%(f)	0.70%	0.70%	0.70%	0.70%	0.66%

Expenses before waivers and/or expense reimbursement	0.67	%(f)	0.81%	2.91%	0.73%	0.73%	0.66%

Net investment income (loss)	1.12	%(f)	0.98%	1.82%	1.72%	1.40%	1.42%

Portfolio turnover rate(g)	14%		19%	31%	26%	21%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
24

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 7 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust and PGIM Jennison Value Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Value Fund	25

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

26

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Value Fund	27

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

28

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Value Fund	29

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% to $500 million of average daily net assets;	0.60%

0.50% on the next $500 million of average daily net assets;

0.475% on the next $500 million of average daily net assets;

0.45% over $1.5 billion of average daily net assets.

The Manager has contractually agreed, through December 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limitation in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R6	0.70

30

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2022 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit

A	0.30%	—%

C	1.00	—

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 28, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount

A	$79,093

C	—

CDSC by Class	Amount

A	$358

C	888

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money

PGIM Jennison Value Fund	31

Notes to Financial Statements (unaudited) (continued)

Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$67,542,903	$73,785,148

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:
PGIM Core Ultra Short Bond Fund(1)(wa)
$ 9,968,531	$27,637,168	$37,605,699	$ —	$ —	$ —	—	$5,628

PGIM Institutional Money Market Fund(1)(b)(wa)
4,615,601	54,191,531	44,760,110	(1,371)	(107)	14,045,544	14,056,790	1,080	(2)
$14,584,132	$81,828,699	$82,365,809	$(1,371)	$(107)	$14,045,544		$6,708

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

32

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$325,765,275	$202,008,727	$(4,398,861)	$197,609,866

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.01 par value per share currently divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class R6, Class L, Class M and Class X. The Fund currently does not have any Class B, Class L, Class M or Class X shares outstanding.

PGIM Jennison Value Fund	33

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	15,922	0.1%

C	57	0.1%

R	317,450	89.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	2	43.8%

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2022:
Shares sold	460,211	$ 10,244,054
Shares issued in reinvestment of dividends and distributions	1,329,677	28,840,690
Shares purchased	(952,702)	(21,268,176)
Net increase (decrease) in shares outstanding before conversion	837,186	17,816,568
Shares issued upon conversion from other share class(es)	5,313	121,158
Shares purchased upon conversion into other share class(es)	(26,965)	(594,054)
Net increase (decrease) in shares outstanding	815,534	$ 17,343,672

Year ended August 31, 2021:
Shares sold	619,966	$ 12,741,966
Shares issued in reinvestment of dividends and distributions	780,189	14,425,695
Shares purchased	(2,112,345)	(41,764,868)
Net increase (decrease) in shares outstanding before conversion	(712,190)	(14,597,207)
Shares issued upon conversion from other share class(es)	33,610	673,829
Shares purchased upon conversion into other share class(es)	(68,483)	(1,410,668)
Net increase (decrease) in shares outstanding	(747,063)	$ (15,334,046)

34

Share Class	Shares	Amount

Class C
Six months ended February 28, 2022:
Shares sold	91,747	$ 1,945,128
Shares issued in reinvestment of dividends and distributions	11,461	235,635
Shares purchased	(42,543)	(899,194)
Net increase (decrease) in shares outstanding before conversion	60,665	1,281,569
Shares purchased upon conversion into other share class(es)	(5,618)	(121,158)
Net increase (decrease) in shares outstanding	55,047	$ 1,160,411

Year ended August 31, 2021:
Shares sold	67,004	$ 1,306,861
Shares issued in reinvestment of dividends and distributions	4,466	78,914
Shares purchased	(32,229)	(590,823)
Net increase (decrease) in shares outstanding before conversion	39,241	794,952
Shares purchased upon conversion into other share class(es)	(34,595)	(658,960)
Net increase (decrease) in shares outstanding	4,646	$ 135,992

Class R
Six months ended February 28, 2022:
Shares sold	19,134	$427,736
Shares issued in reinvestment of dividends and distributions	23,643	510,928
Shares purchased	(31,571)	(697,122)
Net increase (decrease) in shares outstanding	11,206	$ 241,542

Year ended August 31, 2021:
Shares sold	30,251	$602,066
Shares issued in reinvestment of dividends and distributions	13,291	244,950
Shares purchased	(57,955)	(1,144,394)
Net increase (decrease) in shares outstanding	(14,413)	$ (297,378)

PGIM Jennison Value Fund	35

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended February 28, 2022:
Shares sold	88,644	$ 1,910,796
Shares issued in reinvestment of dividends and distributions	67,972	1,476,346
Shares purchased	(75,243)	(1,682,743)
Net increase (decrease) in shares outstanding before conversion	81,373	1,704,399
Shares issued upon conversion from other share class(es)	25,250	557,680
Shares purchased upon conversion into other share class(es)	(2,203)	(49,761)
Net increase (decrease) in shares outstanding	104,420	$ 2,212,318

Year ended August 31, 2021:
Shares sold	649,477	$ 13,085,592
Shares issued in reinvestment of dividends and distributions	66,303	1,227,269
Shares purchased	(234,685)	(4,617,053)
Net increase (decrease) in shares outstanding before conversion	481,095	9,695,808
Shares issued upon conversion from other share class(es)	69,395	1,432,012
Shares purchased upon conversion into other share class(es)	(1,052,759)	(23,491,954)
Net increase (decrease) in shares outstanding	(502,269)	$(12,364,134)

Class R6
Six months ended February 28, 2022:
Shares sold	616,256	$13,821,476
Shares issued in reinvestment of dividends and distributions	111,359	2,415,392
Shares purchased	(186,271)	(4,149,870)
Net increase (decrease) in shares outstanding before conversion	541,344	12,086,998
Shares issued upon conversion from other share class(es)	3,872	86,135
Net increase (decrease) in shares outstanding	545,216	$ 12,173,133

Year ended August 31, 2021:
Shares sold	169,849	$3,758,121
Shares issued in reinvestment of dividends and distributions	1,888	34,890
Shares purchased	(27,964)	(606,592)
Net increase (decrease) in shares outstanding before conversion	143,773	3,186,419
Shares issued upon conversion from other share class(es)	1,052,218	23,458,704
Shares purchased upon conversion into other share class(es)	(130)	(2,963)
Net increase (decrease) in shares outstanding	1,195,861	$ 26,642,160

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

36

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$1,200,000,000	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and

PGIM Jennison Value Fund	37

Notes to Financial Statements (unaudited) (continued)

emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-US currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

38

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out

PGIM Jennison Value Fund	39

Notes to Financial Statements (unaudited) (continued)

of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON VALUE FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PBEAX	PEICX	JDVRX	PEIZX	PJVQX

CUSIP	74440N102	74440N300	74440N607	74440N805	74440N888

MF131E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7

By:	/s/Andrew R. French
Andrew R. French
Secretary

Date:	April 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 19, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 19, 2022